ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Tables) (Allowance for doubtful receivables)	12 Months Ended
Dec. 31, 2013
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS
Schedule of movement of the allowance for doubtful accounts
	At December 31,
	2011	2012	2013
	$	$	$
Balance, beginning of the year	19,295,063	45,438,767	106,825,173
Allowance made during the year	26,556,358	61,387,013	257,932
Amount written-off against allowance	(412,654)	(607)	(10,025,295)
Balance, end of the year	45,438,767	106,825,173	97,057,810